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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08413

Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston,
Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston,
Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 4 of its series, Evergreen Healthcare Fund, Evergreen Tax Strategic Foundation Fund, Evergreen Technology Fund, Evergreen Utility and Telecommunications Fund, for the year ended October 31, 2004. These 4 series have an October 31 fiscal year end.

Date of reporting period: October 31, 2004

Item 1 - Reports to Stockholders.

Evergreen Health Care Fund

Evergreen

HEALTH CARE FUND

Annual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Health Care Fund, which covers the twelvemonth period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest

1

LETTER TO SHAREHOLDERS continued

rate volatility had begun to settle down at the onset of the investment period.

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served

2

LETTER TO SHAREHOLDERS continued

to enhance the total return potential for foreign investments after adjusting for currency translation.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Liu-Er Chen, CFA
International Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

Average annual return*

1-year with sales charge	-0.10%	0.29%	4.29%	N/A

1-year w/o sales charge	6.02%	5.29%	5.29%	6.37%

Since portfolio inception	20.27%	20.66%	20.85%	22.06%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Health Care Fund Class A shares, versus a similar investment in the Standard & Poor's 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 6.02% for the twelve-month period ended October 31, 2004, excluding any applicable sales charges. During the same period, the Standard & Poor's 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare) returned 0.23% and the Standard & Poor's 500 Index (S&P 500) returned 9.42% .

Health care stocks produced modest results during the fiscal year ended October 31, 2004. The most significant trend influencing this was the underperformance by the large-cap, blue chip pharmaceutical companies, as investors worried about the impact of patent expirations and political controversies surrounding the costs of prescription drugs.

We followed our investment discipline, which relies on fundamental research and stock selection within industries. We seek a well diversified portfolio and try not to substantially overweight or underweight any particular industry. Industry weightings tend to be a product of bottom-up stock selection rather than top-down decision-making.

Leading contributors to performance relative to the index included: Johnson & Johnson, which performed well due to its diversified business and its inexpensive stock price; Aetna, which benefited from a re-structuring program; and the underweight position in Merck, the stock price of which plummeted following the announcement that it was taking the drug Vioxx off the market because of possible links to cardiac problems.

Detracting from performance relative to the index was the fund's underweight in UnitedHealthcare, the HMO company which showed strong earnings growth. However, we believed that the company's stock price was expensive and that its recent earnings trends were unsustainable. Another disappointment was Oscient Pharmaceuticals, whose stock price declined because of the uncertainty associated with the launch of its new antibiotic treatment.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund's performance returns.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$1,000.00	$ 924.83	$ 8.03
Class B	$1,000.00	$ 922.13	$ 11.40
Class C	$1,000.00	$ 922.08	$ 11.40
Class I	$1,000.00	$ 926.67	$ 6.59
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,016.79	$ 8.42
Class B	$1,000.00	$1,013.27	$ 11.94
Class C	$1,000.00	$1,013.27	$ 11.94
Class I	$1,000.00	$1,018.30	$ 6.90

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.66% for Class A, 2.36% for Class B, 2.36% for Class C and 1.36% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2004 [1]	2003 [1]	2002	2001	2000 [2]

Net asset value, beginning of period	$ 16.97	$ 12.02	$ 14.94	$ 16.21	$ 10.00

Income from investment operations
Net investment loss	(0.15)	(0.17)	(0.18)	(0.14)	(0.03)
Net realized and unrealized gains or losses on securities, written options and foreign
currency related transactions	1.16	5.12	(2.74)	(0.44)	11.64

Total from investment operations	1.01	4.95	(2.92)	(0.58)	11.61

Distributions to shareholders from
Net realized gains	(0.14)	0	0	(0.69)	(5.40)

Net asset value, end of period	$ 17.84	$ 16.97	$ 12.02	$ 14.94	$ 16.21

Total return [3]	6.02%	41.18%	(19.54%)	(3.52%)	124.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$92,378	$55,982	$26,827	$29,885	$ 9,334
Ratios to average net assets
Expenses [4]	1.72%	2.03%	2.04%	1.95%	1.75% [5]
Net investment loss	(0.81%)	(1.17%)	(1.27%)	(1.31%)	(1.10%) [5]
Portfolio turnover rate	69%	154%	228%	214%	183%

1 Net investment loss per share is based on average shares outstanding during the period.
2 For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2004	2003 [1]	2002	2001	2000 [2]

Net asset value, beginning of period	$ 16.45	$ 11.74	$ 14.69	$ 16.06	$ 10.00

Income from investment operations
Net investment loss	(0.25)	(0.26)	(0.28)	(0.22)	(0.10)
Net realized and unrealized gains or losses on securities, written options and foreign
currency related transactions	1.11	4.97	(2.67)	(0.46)	11.56

Total from investment operations	0.86	4.71	(2.95)	(0.68)	11.46

Distributions to shareholders from
Net realized gains	(0.14)	0	0	(0.69)	(5.40)

Net asset value, end of period	$ 17.17	$ 16.45	$ 11.74	$ 14.69	$ 16.06

Total return [3]	5.29%	40.12%	(20.08%)	(4.21%)	122.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$90,268	$75,251	$51,811	$57,931	$24,534
Ratios to average net assets
Expenses [4]	2.43%	2.76%	2.78%	2.70%	2.55% [5]
Net investment loss	(1.53%)	(1.87%)	(2.03%)	(2.05%)	(1.78%) [5]
Portfolio turnover rate	69%	154%	228%	214%	183%

1 Net investment loss per share is based on average shares outstanding during the period.
2 For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2004	2003 [1]	2002	2001	2000 [2]

Net asset value, beginning of period	$ 16.44	$ 11.73	$ 14.68	$ 16.07	$ 10.00

Income from investment operations
Net investment loss	(0.23)	(0.26)	(0.31)	(0.22)	(0.04)
Net realized and unrealized gains or losses on securities, written options and foreign
currency related transactions	1.09	4.97	(2.64)	(0.48)	11.51

Total from investment operations	0.86	4.71	(2.95)	(0.70)	11.47

Distributions to shareholders from
Net realized gains	(0.14)	0	0	(0.69)	(5.40)

Net asset value, end of period	$ 17.16	$ 16.44	$ 11.73	$ 14.68	$ 16.07

Total return [3]	5.29%	40.15%	(20.10%)	(4.34%)	122.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$47,667	$34,629	$22,327	$25,748	$ 5,831
Ratios to average net assets
Expenses [4]	2.43%	2.76%	2.78%	2.70%	2.47% [5]
Net investment loss	(1.52%)	(1.88%)	(2.03%)	(2.08%)	(1.89%) [5]
Portfolio turnover rate	69%	154%	228%	214%	183%

1 Net investment loss per share is based on average shares outstanding during the period.
2 For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I [1]	2004 [2]	2003 [2]	2002	2001	2000 [3]

Net asset value, beginning of period	$ 17.13	$12.11	$15.00	$16.24	$ 10.00

Income from investment operations
Net investment loss	(0.09)	(0.13)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gains or losses on securities, written options and foreign
currency related transactions	1.17	5.15	(2.73)	(0.39)	11.69

Total from investment operations	1.08	5.02	(2.89)	(0.55)	11.64

Distributions to shareholders from
Net realized gains	(0.14)	0	0	(0.69)	(5.40)

Net asset value, end of period	$ 18.07	$17.13	$12.11	$15.00	$ 16.24

Total return	6.37%	41.45%	(19.27%)	(3.32%)	124.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,516	$3,314	$1,792	$1,714	$ 564
Ratios to average net assets
Expenses [4]	1.39%	1.75%	1.80%	1.69%	1.56% [5]
Net investment loss	(0.48%)	(0.86%)	(1.03%)	(1.07%)	(0.78%) [5]
Portfolio turnover rate	69%	154%	228%	214%	183%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
2 Net investment loss per share is based on average shares outstanding during the period.
3 For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2004

	Shares	Value

COMMON STOCKS 95.2%
CONSUMER STAPLES 0.4%
Food & Staples Retailing 0.4%
CVS Corp.	25,000	$1,086,500

HEALTH CARE 93.8%
Biotechnology 26.9%
Abgenix, Inc. *	220,000	2,004,200
Amgen, Inc. *	130,000	7,384,000
Angiotech Pharmaceuticals, Inc. *	65,000	1,188,200
Applera Corp. - Applied Biosystems Group	40,000	763,200
Applera Corp. - Celera Genomics *	50,000	641,000
BioCryst Pharmaceuticals, Inc. *	150,000	791,250
Biogen Idec, Inc. *	50,831	2,956,331
Cambridge Antibody Technology Group plc, ADR *	30,000	371,400
Cell Therapeutics, Inc. * (p)	55,000	341,000
Corgentech, Inc. * (p)	27,600	526,332
Cubist Pharmaceuticals, Inc. *	130,000	1,326,650
DOV Pharmaceutical, Inc. *	232,363	3,829,342
DUSA Pharmaceuticals, Inc. * (p)	146,816	1,711,875
Dyax Corp. *	58,333	334,831
EntreMed, Inc. * (p)	65,000	139,750
Exelixis, Inc. *	50,000	445,000
Eyetech Pharmaceuticals, Inc. *	33,948	1,440,753
Genentech, Inc. *	140,000	6,374,200
Genzyme Corp. *	50,000	2,623,500
ICOS Corp. * (p)	90,000	2,026,800
ILEX Oncology, Inc. *	50,000	1,262,500
ImClone Systems, Inc. *	40,000	1,752,000
Incyte Corp. * (p)	150,000	1,560,000
InterMune, Inc. * (p)	130,000	1,686,100
Ligand Pharmaceuticals, Inc., Class B *	80,000	713,200
MedImmune, Inc. *	100,000	2,842,000
Millennium Pharmaceuticals, Inc. *	110,319	1,431,941
Neurocrine Biosciences, Inc. *	38,933	1,812,331
Oscient Pharmaceuticals Corp. * (p)	1,266,310	4,292,791
Praecis Pharmaceuticals, Inc. *	200,000	350,000
Protein Design Labs, Inc. *	40,000	766,000
QLT, Inc. * (p)	200,000	3,330,000
Regeneron Pharmaceuticals, Inc. *	106,923	777,330
Serono SA, ADR (p)	100,000	1,536,000
Tanox, Inc. * (p)	50,000	785,000
Trimeris, Inc. * (p)	186,900	2,151,219
Vical, Inc. *	80,800	409,575
Vicuron Pharmaceuticals, Inc. *	35,000	490,700

		65,168,301

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 16.3%
Baxter International, Inc.	80,564	$2,478,149
Beckman Coulter, Inc.	35,000	2,082,500
Boston Scientific Corp. *	80,472	2,840,661
C.R. Bard, Inc.	15,000	852,000
Conceptus, Inc. * (p)	30,000	256,950
Cutera, Inc. *	85,532	923,746
Dade Behring Holdings, Inc. *	60,000	3,377,400
Guidant Corp.	40,000	2,664,800
Hospira, Inc. *	71,111	2,269,152
Inamed Corp. *	45,000	2,391,750
Inverness Medical Innovations, Inc. *	5,000	103,400
Kinetic Concepts, Inc. *	36,000	1,793,880
Kyphon, Inc. *	30,000	753,600
Medtronic, Inc.	70,000	3,577,700
NuVasive, Inc. * (p)	15,000	147,900
Q-Med AB	10,000	257,801
Smith & Nephew plc	600,000	5,091,014
St. Jude Medical, Inc. *	30,000	2,297,100
Stryker Corp.	26,677	1,149,512
Synovis Life Technologies, Inc. *	80,000	846,400
TriPath Imaging, Inc. * (p)	40,000	274,800
Wright Medical Group, Inc. *	60,000	1,549,800
Zimmer Holdings, Inc. *	17,917	1,390,180

		39,370,195

Health Care Providers & Services 11.3%
Aetna, Inc.	23,000	2,185,000
AmerisourceBergen Corp.	25,000	1,376,000
Anthem, Inc. * (p)	15,000	1,206,000
CIGNA Corp.	60,000	3,807,600
First Health Group Corp. *	100,000	1,592,000
Fresenius Medical Care AG, ADR	10,008	257,706
HCA, Inc.	80,000	2,938,400
Humana, Inc. *	95,000	1,819,250
IDX Systems Corp. *	63,964	2,145,033
McKesson Corp.	112,051	2,987,280
Medco Health Solutions, Inc. *	19,442	659,278
Priority Healthcare Corp., Class B * (p)	50,000	903,000
Quest Diagnostics, Inc.	30,000	2,626,200
Triad Hospitals, Inc. *	20,000	660,600
Wellpoint Health Networks, Inc. *	22,500	2,197,350

		27,360,697

Pharmaceuticals 39.3%
Abbott Laboratories	190,000	8,099,700
Adolor Corp. * (p)	65,000	769,600
Allergan, Inc.	20,000	1,431,200

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Alpharma, Inc., Class A	60,083	$1,018,407
AstraZeneca plc	55,000	2,252,155
Atrix Laboratories, Inc. *	25,000	774,500
Barr Pharmaceuticals, Inc. *	29,906	1,125,961
Bristol-Myers Squibb Co.	430,000	10,074,900
Chugai Pharmaceutical Co., Ltd.	60,000	939,445
Columbia Laboratories, Inc. *	210,000	609,000
Daiichi Pharmaceutical Co., Ltd.	121,500	2,366,511
Eli Lilly & Co.	70,000	3,843,700
Fujisawa Pharmaceutical Co., Ltd.	50,000	1,306,357
GlaxoSmithKline plc, ADR	119,452	5,064,765
Johnson & Johnson	150,000	8,757,000
Kissei Pharmaceutical Co., Ltd. (p)	50,000	926,712
Labopharm, Inc. *	32,300	75,436
Merck KGaA	56,913	3,168,375
MGI Pharma, Inc. *	37,550	1,001,459
Mylan Laboratories, Inc. (p)	135,595	2,334,946
Nastech Pharmaceutical Co., Inc. * (p)	100,287	1,318,774
Novartis AG, ADR	70,000	3,360,700
Novo Nordisk AS	23,850	1,184,481
Orphan Medical, Inc. * (p)	30,000	332,700
Par Pharmaceutical Companies, Inc. *	44,699	1,763,376
Pfizer, Inc.	325,434	9,421,314
Roche Holding AG	31,600	3,227,234
ROHTO Pharmaceutical Co., Ltd.	44,000	476,853
Sanofi-Aventis SA	62,977	2,298,660
Santen Pharmaceutical Co., Ltd.	30,000	543,294
Schering AG	22,729	1,460,046
Schering-Plough Corp.	350,000	6,338,500
Sepracor, Inc. *	40,000	1,837,200
Taisho Pharmaceutical Co., Ltd.	50,000	902,660
Wyeth	80,000	3,172,000
Yamanouchi Pharmaceutical Co., Ltd.	40,000	1,467,648

		95,045,569

INDUSTRIALS 0.2%
Machinery 0.2%
Pall Corp.	15,000	387,900

MATERIALS 0.8%
Chemicals 0.8%
Cambrex Corp.	9,200	205,804
Lonza Group AG	35,000	1,708,386

		1,914,190

Total Common Stocks (cost $220,432,777)		230,333,352

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 1.1%
HEALTH CARE 1.1%
Biotechnology 1.1%
Oscient Pharmaceuticals Corp., 3.50%, 04/15/2011 144A
(cost $3,000,000)	$ 3,000,000	$2,628,750

	Shares	Value

SHORT-TERM INVESTMENTS 8.8%
MUTUAL FUND SHARES 8.8%
Evergreen Institutional U.S. Government Money Market Fund ø	6,397,849	6,397,849
Evergreen Prime Cash Management Money Market Fund (p)(p) ø	14,758,494	14,758,494

Total Short-Term Investments (cost $21,156,343)		21,156,343

Total Investments (cost $244,589,120) 105.1%		254,118,445
Other Assets and Liabilities (5.1%)		(12,289,678)

Net Assets 100.0%		$241,828,767

*	Non-income producing security
(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under rule 144A of the Securities Act of 1933, as amended.
Unless otherwise noted, this security has been determined to be liquid under guidelines established by the Board of
Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR    American Depository Receipt

The following table shows the percent of total long-term investments by industry as of October 31, 2004:

Pharmaceuticals	40.8%
Biotechnology	29.1%
Health Care Equipment & Supplies	16.9%
Health Care Providers & Services	11.7%
Chemicals	0.8%
Food & Staples Retailing	0.5%
Machinery	0.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $244,589,120)
including $14,082,912 of securities loaned	$254,118,445
Receivable for securities sold	3,478,499
Receivable for Fund shares sold	471,819
Dividends and interest receivable	269,968
Receivable for securities lending income	4,252
Prepaid expenses and other assets	43,686

Total assets	258,386,669

Liabilities
Payable for securities purchased	1,146,579
Payable for Fund shares redeemed	573,470
Payable for securities on loan	14,758,494
Advisory fee payable	14,917
Distribution Plan expenses payable	13,628
Due to other related parties	8,854
Accrued expenses and other liabilities	41,960

Total liabilities	16,557,902

Net assets	$241,828,767

Net assets represented by
Paid-in capital	$221,045,441
Undistributed net investment loss	(1,348)
Accumulated net realized gains on securities, written options and
foreign currency related transactions	11,252,418
Net unrealized gains on securities and foreign currency related transactions	9,532,256

Total net assets	$241,828,767

Net assets consists of
Class A	$92,378,181
Class B	90,268,017
Class C	47,666,878
Class I	11,515,691

Total net assets	$241,828,767

Shares outstanding
Class A	5,176,978
Class B	5,256,436
Class C	2,777,394
Class I	637,427

Net asset value per share
Class A	$17.84
Class A - Offering price (based on sales charge of 5.75%)	$18.93
Class B	$17.17
Class C	$17.16
Class I	$18.07

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $75,057)	$1,971,476
Interest	49,875

Total investment income	2,021,351

Expenses
Advisory fee	2,055,888
Distribution Plan expenses
Class A	244,056
Class B	892,283
Class C	454,391
Administrative services fee	223,769
Transfer agent fees	918,896
Trustees' fees and expenses	4,242
Printing and postage expenses	53,890
Custodian and accounting fees	59,326
Registration and filing fees	57,178
Professional fees	20,608
Other	6,729

Total expenses	4,991,256
Less: Expense reductions	(1,335)
Fee waivers and expense reimbursements	(216,793)

Net expenses	4,773,128

Net investment loss	(2,751,777)

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains or losses on:
Securities	20,319,809
Foreign currency related transactions	(7,115)

Net realized gains on securities and foreign currency related transactions	20,312,694
Net change in unrealized gains or losses on securities and
foreign currency related transactions	(11,909,011)

Net realized and unrealized gains or losses on securities and
foreign currency related transactions	8,403,683

Net increase in net assets resulting from operations	$5,651,906

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2004		2003

Operations
Net investment loss		$ (2,751,777)		$ (2,125,118)
Net realized gains on securities, written
options and foreign currency related
transactions		20,312,694		5,042,262
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		(11,909,011)		39,221,043

Net increase in net assets resulting from
operations		5,651,906		42,138,187

Distributions to shareholders from
Net realized gains
Class A		(480,379)		0
Class B		(660,669)		0
Class C		(312,646)		0
Class I		(28,112)		0

Total distributions to shareholders		(1,481,806)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,863,240	53,107,226	1,803,878	27,793,882
Class B	1,421,221	25,470,607	1,229,597	18,144,030
Class C	1,187,460	21,104,124	840,373	12,381,687
Class I	500,562	9,909,529	728,946	9,903,238

		109,591,486		68,222,837

Net asset value of shares issued in
reinvestment of distributions
Class A	25,614	431,343	0	0
Class B	37,650	614,069	0	0
Class C	16,744	272,928	0	0
Class I	1,418	24,110	0	0

		1,342,450		0

Automatic conversion of Class B shares
to Class A shares
Class A	78,696	1,426,158	51,362	746,631
Class B	(81,524)	(1,426,158)	(52,818)	(746,631)

		0		0

Payment for shares redeemed
Class A	(1,090,233)	(19,768,520)	(787,339)	(11,377,751)
Class B	(696,242)	(12,251,673)	(1,015,777)	(14,415,257)
Class C	(533,584)	(9,357,894)	(636,884)	(8,811,195)
Class I	(58,090)	(1,073,634)	(683,452)	(9,337,202)

		(42,451,721)		(43,941,405)

Net increase in net assets resulting
from capital share transactions		68,482,215		24,281,432

Total increase in net assets		72,652,315		66,419,619
Net assets
Beginning of period		169,176,452		102,756,833

End of period		$ 241,828,767		$ 169,176,452

Undistributed net investment loss		$ (1,348)		$ (586)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Health Care Fund (the "Fund") is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

18

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Written options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

19

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses and dividends paid through share redemptions.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.95% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2004, EIMC waived its fee in the amount of $213,566 and reimbursed expenses relating to Class A shares in the amount of $3,227 which represents 0.10% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of October 31, 2004 the Fund had $213,566 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

20

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.41% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2004, the Fund paid brokerage commissions of $33,530 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2004, EIS received $38,546 from the sale of Class A shares and $89, $114,500 and $9,283 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $211,189,103 and $152,174,536, respectively, for the year ended October 31, 2004.

During the year ended October 31, 2004, the Fund loaned securities to certain brokers. At October 31, 2004, the value of securities on loan and the value of collateral amounted to $14,082,912 and $14,758,494, respectively. During the year ended October 31, 2004, the Fund earned $83,975 in income from securities lending which is included in dividend income on the Statement of Operations.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $248,787,901. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,796,942 and $18,466,398, respectively, with a net unrealized appreciation of $5,330,544.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2004, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long-Term
Undistributed	Capital	Unrealized
Ordinary Income	Gain	Appreciation

$ 6,623,529	$ 8,829,253	$ 5,330,544

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid for the year ended October 31, 2004 was $1,481,806 of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

22

NOTES TO FINANCIAL STATEMENTS continued

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders

23

NOTES TO FINANCIAL STATEMENTS continued

and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

14. SUBSEQUENT DISTRIBUTIONS

On December 7, 2004 the Fund declared distributions from capital gains to shareholders of record on December 6, 2004. The per share amounts payable on December 8, 2004 are as follows:

	Short-term	Long-term
	Capital	Capital
	Gains	Gains

Class A	$ 0.4836	$ 0.6446
Class B	0.4836	0.6446
Class C	0.4836	0.6446
Class I	0.4836	0.6446

These distributions are not reflected in the accompanying financial statements.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Health Care Fund, a series of Evergreen Equity Trust, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Health Care Fund, as of October 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 10, 2004

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 31.98% of ordinary income dividends paid during the fiscal year ended October 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2004, the Fund designates 73.15% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564347 rv2 12/2004

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564347 RV2 12/2004

Evergreen Tax Strategic Foundation Fund

Evergreen

TAX STRATEGIC FOUNDATION FUND

Annual Report
as of October 31, 2004.

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Tax Strategic Foundation Fund, which covers the twelve-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest

LETTER TO SHAREHOLDERS continued

rate volatility had begun to settle down at the onset of the investment period.

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served

LETTER TO SHAREHOLDERS continued

to enhance the total return potential for foreign investments after adjusting for currency translation.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of October 31, 2004

Mathew M. Kiselak

Tax Exempt Fixed Income Team Lead Manager

William E. Zieff

Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/2/1993

	Class A	Class B	Class C	Class I
Class inception date	1/17/1995	1/6/1995	3/3/1995	11/2/1993

Nasdaq symbol	ETSAX	ETSBX	ETSCX	ETSYX

Average annual return*

1-year with sales charge	0.54%	0.93%	4.90%	N/A

1-year w/o sales charge	6.69%	5.93%	5.90%	7.00%

5-year	0.71%	0.80%	1.18%	2.21%

10-year	6.88%	6.77%	6.76%	7.81%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/ fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Tax Strategic Foundation Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI)

The LBMBI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 6.69% for the twelve-month period ended October 31, 2004, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 6.03% and the Standard & Poor's 500 Index (S&P 500) returned 9.42% .

In the equity market, stock prices rose early in the fiscal year in a favorable investment environment highlighted by robust economic growth, strong earnings gains, low interest rates and mild inflation. While economic and earnings growth continued later in the period, equities realized only modest gains, however. In managing the equity portfolio, the fund used a diversified equity strategy that invested in both value and growth oriented companies. The strategy is built upon a disciplined stock selection process using proprietary quantitative indicators combined with qualitative review.

In the management of both the equity and fixed income portfolios, emphasis was placed on limiting the tax consequences of any transactions, rather than on generating the maximum total return. This focus on tax efficiency limited the fund's total return relative to the benchmarks. In addition, in the equity portfolio, a slight overweight position in information technology also held back performance relative to the indices during the period as technology shares underperformed. Moreover, several stock selections in the technology and telecommunications services sectors affected performance negatively.

Overall stock selection added positively to performance, led by selections within the financials and materials sectors. Most of the outperformance in financials came from selection in banks, especially the decision to overweight Countrywide Financial and Golden West Financial. In terms of sector allocation, the decision to moderately overweight energy stocks added most to performance as the sector outperformed.

In managing the fixed income portfolio, management focused on stability of net asset value and generation of tax-exempt income, rather than on achieving maximum total return. During the period, short-term yields tended to rise, influenced by the actions of the Federal Reserve Board to raise the fed funds rate, starting in June 2004. The yield curve flattened during the period as longer-term yields declined slightly, resulting in outperformance by longer-maturity bonds. Average credit quality of the portfolio was AAA throughout the period. The fund's investments were concentrated in longer-maturity bonds, which tended to help performance. At the end of the fiscal year, average maturity was 12.44 years and average duration was 4.04 years.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

All data is as of October 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,036.01	$ 6.40
Class B	$ 1,000.00	$ 1,032.68	$ 9.96
Class C	$ 1,000.00	$ 1,032.39	$ 9.96
Class I	$ 1,000.00	$ 1,038.08	$ 4.87
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.85	$ 6.34
Class B	$ 1,000.00	$ 1,015.33	$ 9.88
Class C	$ 1,000.00	$ 1,015.33	$ 9.88
Class I	$ 1,000.00	$ 1,020.36	$ 4.82

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 1.95% for Class B, 1.95% for Class C and 0.95% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,			Year Ended March 31,

CLASS A	2004 [1]	2003	2002 [2]	2002	2001	2000

Net asset value, beginning of period	$15.03	$13.65	$14.93	$15.18	$17.18	$16.17

Income from investment operations
Net investment income	0.31	0.27	0.19	0.34	0.35	0.36
Net realized and unrealized gains or losses on securities and futures
contracts	0.69	1.38	(1.31)	(0.25)	(2.00)	1.00

Total from investment operations	1.00	1.65	(1.12)	0.09	(1.65)	1.36

Distributions to shareholders from
Net investment income	(0.32)	(0.27)	(0.16)	(0.34)	(0.35)	(0.35)

Net asset value, end of period	$15.71	$15.03	$13.65	$14.93	$15.18	$17.18

Total return [3]	6.69%	12.22%	(7.52%)	0.62%	(9.69%)	8.54%

Ratios and supplemental data
Net assets, end of period (millions)	$ 48	$ 36	$ 35	$ 44	$ 57	$ 78
Ratios to average net assets
Expenses [4]	1.33%	1.39%	1.36% [5]	1.31%	1.29%	1.30%
Net investment income	2.01%	1.89%	2.21% [5]	2.19%	2.10%	2.15%
Portfolio turnover rate	27%	40%	18%	21%	31%	120%

1 Net investment income is based on average shares outstanding during the period.

2 For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,			Year Ended March 31,

CLASS B	2004	2003	2002 [1]	2002	2001	2000

Net asset value, beginning of period	$15.00	$13.62	$14.90	$15.16	$17.14	$16.14

Income from investment operations
Net investment income	0.20	0.16	0.12	0.22	0.23	0.23
Net realized and unrealized gains or losses on securities and futures
contracts	0.69	1.39	(1.29)	(0.25)	(1.98)	1.00

Total from investment operations	0.89	1.55	(1.17)	(0.03)	(1.75)	1.23

Distributions to shareholders from
Net investment income	(0.20)	(0.17)	(0.11)	(0.23)	(0.23)	(0.23)

Net asset value, end of period	$15.69	$15.00	$13.62	$14.90	$15.16	$17.14

Total return [2]	5.93%	11.49%	(7.89%)	(0.21%)	(10.30%)	7.69%

Ratios and supplemental data
Net assets, end of period (millions)	$ 49	$ 81	$ 95	$ 125	$ 155	$ 209
Ratios to average net assets
Expenses [3]	2.05%	2.11%	2.11% [4]	2.06%	2.04%	2.05%
Net investment income	1.28%	1.17%	1.46% [4]	1.44%	1.35%	1.39%
Portfolio turnover rate	27%	40%	18%	21%	31%	120%

1 For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,			Year Ended March 31,

CLASS C	2004 [1]	2003	2002 [2]	2002	2001	2000

Net asset value, beginning of period	$14.98	$13.61	$14.88	$15.14	$17.12	$16.11

Income from investment operations
Net investment income	0.20	0.15	0.12	0.22	0.23	0.23
Net realized and unrealized gains or losses on securities and futures
contracts	0.68	1.39	(1.28)	(0.25)	(1.98)	1.01

Total from investment operations	0.88	1.54	(1.16)	(0.03)	(1.75)	1.24

Distributions to shareholders from
Net investment income	(0.20)	(0.17)	(0.11)	(0.23)	(0.23)	(0.23)

Net asset value, end of period	$15.66	$14.98	$13.61	$14.88	$15.14	$17.12

Total return [3]	5.90%	11.42%	(7.83%)	(0.21%)	(10.31%)	7.77%

Ratios and supplemental data
Net assets, end of period (millions)	$ 10	$ 12	$ 16	$ 21	$ 28	$ 37
Ratios to average net assets
Expenses [4]	2.04%	2.11%	2.11% [5]	2.06%	2.04%	2.05%
Net investment income	1.29%	1.17%	1.46% [5]	1.44%	1.35%	1.39%
Portfolio turnover rate	27%	40%	18%	21%	31%	120%

1 Net investment income is based on average shares outstanding during the period.

2 For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,			Year Ended March 31,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2,3]	2002	2001	2000 [2]

Net asset value, beginning of period	$15.08	$13.69	$14.96	$15.22	$17.22	$16.20

Income from investment operations
Net investment income	0.35	0.31	0.20	0.52	0.46	0.40
Net realized and unrealized gains or losses on securities and futures
contracts	0.70	1.39	(1.29)	(0.40)	(2.06)	1.02

Total from investment operations	1.05	1.70	(1.09)	0.12	(1.60)	1.42

Distributions to shareholders from
Net investment income	(0.37)	(0.31)	(0.18)	(0.38)	(0.40)	(0.40)

Net asset value, end of period	$15.76	$15.08	$13.69	$14.96	$15.22	$17.22

Total return	7.00%	12.55%	(7.32%)	0.82%	(9.44%)	8.86%

Ratios and supplemental data
Net assets, end of period (millions)	$ 2	$ 2	$ 3	$ 4	$ 5	$ 8
Ratios to average net assets
Expenses [4]	1.05%	1.11%	1.11% [5]	1.06%	1.04%	1.04%
Net investment income	2.28%	2.17%	2.45% [5]	2.44%	2.35%	2.42%
Portfolio turnover rate	27%	40%	18%	21%	31%	120%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income per share is based on average shares outstanding during the period.

3 For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 51.3%
AIRPORT 1.0%
Atlanta, GA Arpt. RRB, Ser. A, 5.75%, 01/01/2020, (Insd. by FGIC)	$ 1,000,000	$1,119,960

EDUCATION 1.1%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of MA Proj.,
Ser. A, 5.75%, 10/01/2019, (Insd. by FGIC)	1,000,000	1,140,520

GENERAL OBLIGATION - LOCAL 9.7%
Clark Cnty., WA Sch. Dist. 117 GO, 5.50%, 12/01/2016, (Insd. by FSA)	1,500,000	1,698,870
Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by MBIA)	3,025,000	3,372,270
New York, NY GO:
Ser. F, 5.25%, 08/01/2016, (Insd. by MBIA)	2,500,000	2,714,500
FRN, Ser. A, 1.64%, 11/01/2024, (Insd. by AMBAC)	400,000	400,000
Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014, (Insd. by AMBAC)	2,000,000	2,253,400

		10,439,040

GENERAL OBLIGATION - STATE 4.2%
Nevada GO, Colorado River Commission Pwr. Delivery,
Ser. A, 5.625%, 09/15/2024, (Insd. by FGIC)	4,010,000	4,490,919

HOSPITAL 6.8%
New York, NY Hlth. & Hosp. Corp. RB, Hlth. Sys.,
Ser. A, 5.125%, 02/15/2014, (Insd. by AMBAC)	2,000,000	2,137,320
Oklahoma Indl. Auth. RRB, Hlth. Sys.,
Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	4,010,000	4,603,119
Salt Lake City, UT Hosp. RB, IHC Hosp., Inc.,
6.30%, 02/15/2015, (Insd. by MBIA)	500,000	601,925

		7,342,364

HOUSING 1.5%
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B, 6.25%,
09/01/2015, (Insd. by GNMA & FNMA)	195,000	198,280
New York Mtge. Agcy. SFHRRB, Ser. 63, 5.60%, 04/01/2010	500,000	529,750
North Carolina HFA SFHRB, 5.80%, 09/01/2012, (Insd. by FHA)	430,000	456,845
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB, 5.85%, 04/01/2009,
(Insd. by GNMA, FNMA & FHLMC)	350,000	360,055
Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%, 07/01/2016,
(Insd. by FHA)	90,000	90,014

		1,634,944

LEASE 5.2%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj.,
6.00%, 11/01/2015, (Insd. by AMBAC)	2,000,000	2,320,300
Hillsborough Cnty., FL Sch. Board COP, Master Lease Proj.,
Ser. A, 5.375%, 07/01/2021, (Insd. by MBIA)	2,500,000	2,722,750
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr.,
Ser. A, 5.95%, 02/15/2016, (Insd. by AMBAC)	500,000	535,615

		5,578,665

PORT AUTHORITY 5.1%
Alabama Docks Dept. Facs. RRB, 5.50%, 10/01/2022, (Insd. by MBIA)	5,000,000	5,523,550

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 1.6%
New Jersey Tpke. Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	$ 1,095,000	$1,334,499
New York Env. Facs. Clean Wtr. & Drinking RRB, 6.00%, 06/15/2017	370,000	426,336

		1,760,835

RESOURCE RECOVERY 2.5%
Washington Pub. Pwr. Supply Sys. RRB, Nuclear Proj.,
Ser. C, 5.50%, 07/01/2017, (Insd. by MBIA)	2,500,000	2,680,900

SALES TAX 2.6%
California Economic Recovery RB, FRN, Ser. C, 1.66%, 07/01/2023,
(SPA: Bank of America)	2,800,000	2,800,000

SPECIAL TAX 2.1%
Washington, DC Convention Ctr. Auth. RB, 5.25%, 10/01/2014,
(Insd. by AMBAC)	2,000,000	2,198,700

TRANSPORTATION 4.9%
New Jersey Tpke. Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	305,000	375,534
New York, NY Trans. Auth. COP, Ser. A, 5.40%, 01/01/2019, (Insd. by AMBAC)	2,500,000	2,840,275
Wisconsin Trans. RB, Ser. A, 5.50%, 07/01/2016, (Insd. by FGIC)	1,800,000	2,046,096

		5,261,905

WATER & SEWER 3.0%
New York Env. Facs. Clean Wtr. & Drinking RRB, 6.00%, 06/15/2017	2,885,000	3,270,927

Total Municipal Obligations (cost $49,024,556)		55,243,229

	Shares	Value

COMMON STOCKS 48.3%
CONSUMER DISCRETIONARY 5.5%
Auto Components 0.1%
Johnson Controls, Inc.	3,131	179,563

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	6,348	320,955
Darden Restaurants, Inc.	7,527	184,412
Yum! Brands, Inc.	7,481	325,423

		830,790

Household Durables 0.6%
Black & Decker Corp.	5,507	442,102
Fortune Brands, Inc.	2,574	187,438

		629,540

Media 1.9%
Comcast Corp., Class A *	5,182	152,869
Fox Entertainment Group, Inc., Class A *	6,921	205,277
McGraw-Hill Companies, Inc.	2,885	248,831
Time Warner, Inc. *	52,489	873,417
Walt Disney Co.	22,548	568,660

		2,049,054

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.3%
Nordstrom, Inc.	7,410	$319,964

Specialty Retail 1.8%
Best Buy Co., Inc.	6,866	406,605
Home Depot, Inc.	15,014	616,775
Limited Brands, Inc.	16,171	400,717
Lowe's Companies, Inc.	3,931	221,237
Michaels Stores, Inc.	10,420	303,222

		1,948,556

CONSUMER STAPLES 5.0%
Beverages 0.5%
Pepsi Bottling Group, Inc.	12,322	345,509
PepsiCo, Inc.	3,838	190,288

		535,797

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	7,432	356,290
CVS Corp.	10,303	447,768
SUPERVALU, Inc.	5,195	153,201
Wal-Mart Stores, Inc.	17,773	958,320

		1,915,579

Food Products 0.7%
Archer-Daniels-Midland Co.	28,326	548,675
Tyson Foods, Inc., Class A	15,116	219,182

		767,857

Household Products 1.0%
Procter & Gamble Co.	21,426	1,096,583

Personal Products 0.3%
Avon Products, Inc.	9,070	358,718

Tobacco 0.7%
Altria Group, Inc.	15,059	729,759

ENERGY 3.7%
Oil & Gas 3.7%
Anadarko Petroleum Corp.	5,951	401,395
Apache Corp.	3,865	195,956
ChevronTexaco Corp.	13,320	706,759
ConocoPhillips	9,457	797,320
Exxon Mobil Corp.	24,601	1,210,861
Marathon Oil Corp.	7,003	266,884
Valero Energy Corp.	10,326	443,708

		4,022,883

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS 10.2%
Capital Markets 1.2%
Bear Stearns Companies, Inc.	5,506	$521,693
Lehman Brothers Holdings, Inc.	4,973	408,532
Merrill Lynch & Co., Inc.	7,303	393,924

		1,324,149

Commercial Banks 2.2%
Bank of America Corp.	27,262	1,221,065
National City Corp.	8,619	335,883
SunTrust Banks, Inc.	3,160	222,401
U.S. BanCorp.	15,546	444,771
Wells Fargo & Co.	2,749	164,170

		2,388,290

Consumer Finance 0.4%
Capital One Financial Corp.	5,506	406,123

Diversified Financial Services 2.7%
CIT Group, Inc.	8,114	327,806
Citigroup, Inc.	40,326	1,789,265
JPMorgan Chase & Co.	19,456	751,001

		2,868,072

Insurance 1.9%
ACE, Ltd	7,541	287,011
Allstate Corp.	10,698	514,467
American International Group, Inc.	4,182	253,889
Chubb Corp.	4,711	339,804
Loews Corp.	5,116	306,448
MetLife, Inc.	10,503	402,790

		2,104,409

Real Estate 0.2%
Equity Office Properties Trust REIT	7,993	224,763

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	14,662	468,158
Fannie Mae	6,444	452,046
Freddie Mac	3,398	226,307
Golden West Financial Corp.	4,626	540,872

		1,687,383

HEALTH CARE 5.6%
Biotechnology 0.7%
Amgen, Inc. *	6,815	387,092
Genzyme Corp. *	6,432	337,487

		724,579

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 0.5%
Bausch & Lomb, Inc.	4,895	$298,399
Fisher Scientific International, Inc. *	4,762	273,149

		571,548

Health Care Providers & Services 1.3%
Aetna, Inc.	7,200	684,000
Anthem, Inc. *	1,809	145,444
Medco Health Solutions, Inc. *	8,567	290,507
Wellpoint Health Networks, Inc. *	2,716	265,244

		1,385,195

Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	14,458	338,751
Johnson & Johnson	24,371	1,422,779
Pfizer, Inc.	44,294	1,282,311
Wyeth	7,124	282,467

		3,326,308

INDUSTRIALS 5.6%
Aerospace & Defense 0.7%
L-3 Communications Holdings, Inc.	4,966	327,409
Northrop Grumman Corp.	8,071	417,674

		745,083

Air Freight & Logistics 0.8%
FedEx Corp.	4,919	448,219
Ryder System, Inc.	8,355	418,586

		866,805

Building Products 0.5%
American Standard Companies, Inc. *	4,457	162,992
Masco Corp.	11,080	379,601

		542,593

Commercial Services & Supplies 0.4%
Cendant Corp.	19,829	408,279

Industrial Conglomerates 1.3%
General Electric Co.	29,400	1,003,128
Tyco International, Ltd	13,493	420,307

		1,423,435

Machinery 1.7%
Caterpillar, Inc.	7,953	640,535
Cummins, Inc.	2,664	186,693
Eaton Corp.	6,620	423,349
Paccar, Inc.	7,831	542,766

		1,793,343

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.2%
Burlington Northern Santa Fe Corp.	4,810	$201,106

INFORMATION TECHNOLOGY 8.0%
Communications Equipment 1.5%
Cisco Systems, Inc. *	35,636	684,568
Motorola, Inc.	19,394	334,740
QUALCOMM, Inc.	13,540	566,107

		1,585,415

Computers & Peripherals 1.7%
Dell, Inc. *	12,396	434,604
Hewlett-Packard Co.	15,607	291,227
International Business Machines Corp.	10,839	972,800
Lexmark International, Inc., Class A *	1,222	101,560

		1,800,191

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	5,104	127,906
Jabil Circuit, Inc. *	4,506	109,541
Sanmina-SCI Corp. *	13,261	106,088

		343,535

Internet Software & Services 0.2%
Yahoo!, Inc. *	5,896	213,376

IT Services 0.5%
Affiliated Computer Services, Inc., Class A *	3,352	182,851
Computer Sciences Corp. *	3,110	154,474
Fiserv, Inc. *	5,120	181,965

		519,290

Office Electronics 0.1%
Xerox Corp. *	10,458	154,465

Semiconductors & Semiconductor Equipment 1.5%
Applied Materials, Inc. *	4,871	78,423
Intel Corp.	45,367	1,009,869
Maxim Integrated Products, Inc.	1,857	81,690
National Semiconductor Corp. *	10,534	175,918
Texas Instruments, Inc.	11,762	287,581

		1,633,481

Software 2.2%
Adobe Systems, Inc.	5,029	281,775
Electronic Arts, Inc. *	5,660	254,247
Microsoft Corp.	39,088	1,094,073
Oracle Corp. *	28,617	362,291
Symantec Corp. *	5,937	338,053

		2,330,439

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS 1.4%
Chemicals 0.3%
Eastman Chemical Co.	6,005	$285,057

Containers & Packaging 0.3%
Ball Corp.	7,934	316,170

Metals & Mining 0.4%
Nucor Corp.	9,806	414,107

Paper & Forest Products 0.4%
Georgia-Pacific Corp.	12,433	430,058

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.6%
BellSouth Corp.	8,510	226,961
CenturyTel, Inc.	8,786	281,943
SBC Communications, Inc.	13,396	338,383
Verizon Communications, Inc.	22,198	867,942

		1,715,229

Wireless Telecommunication Services 0.2%
Nextel Communications, Inc., Class A *	9,238	244,715

UTILITIES 1.5%
Electric Utilities 0.9%
CenterPoint Energy, Inc.	30,653	322,163
Edison International	10,614	323,727
TXU Corp.	5,526	338,302

		984,192

Gas Utilities 0.2%
NiSource, Inc.	8,615	184,792

Multi-Utilities & Unregulated Power 0.4%
Sempra Energy	12,025	403,318

Total Common Stocks (cost $39,021,085)		51,933,936

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
1.45%, 11/04/2004 ƒ#	$ 75,000	74,991
1.47%, 11/18/2004 ƒ#	10,000	9,993

Total Short-Term Investments (cost $84,984)		84,984

Total Investments (cost $88,130,625) 99.7%		107,262,149
Other Assets and Liabilities 0.3%		334,964

Net Assets 100.0%		$107,597,113

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

*	Non-income producing security
ƒ	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
#	Rate shown represents the yield to maturity at date of purchase.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
SPA	Securities Purchase Agreement

The following table shows portfolio composition as a percent of total investments as of October 31, 2004:

Common Stocks	48.4%
Municipal Bonds	51.5%
U.S. Treasury Obligations	0.1%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of
October 31, 2004 (unaudited):

AAA	93.1%
AA	5.9%
NR	1.0%

100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004 (unaudited):

Less than 1 year	0.1%
3 to 5 years	0.7%
5 to 10 years	13.6%
10 to 20 years	84.9%
20 to 30 years	0.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $88,130,625)	$107,262,149
Receivable for Fund shares sold	10,238
Interest and dividends receivable	727,450
Receivable for daily variation margin on open futures contracts	540
Prepaid expenses and other assets	33,056

Total assets	108,033,433

Liabilities
Payable for Fund shares redeemed	166,957
Due to custodian bank	207,782
Advisory fee payable	4,848
Distribution Plan expenses payable	5,940
Due to other related parties	3,026
Accrued expenses and other liabilities	47,767

Total liabilities	436,320

Net assets	$107,597,113

Net assets represented by
Paid-in capital	$91,158,638
Undistributed net investment income	118,626
Accumulated net realized losses on securities and futures contracts	(2,813,322)
Net unrealized gains on securities and futures contracts	19,133,171

Total net assets	$107,597,113

Net assets consists of
Class A	$47,683,869
Class B	48,575,100
Class C	9,612,142
Class I	1,726,002

Total net assets	$107,597,113

Shares outstanding
Class A	3,034,773
Class B	3,096,563
Class C	613,702
Class I	109,537

Net asset value per share
Class A	$15.71
Class A - Offering price (based on sales charge of 5.75%)	$16.67
Class B	$15.69
Class C	$15.66
Class I	$15.76

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Interest	$3,064,306
Dividends	917,779

Total investment income	3,982,085

Expenses
Advisory fee	764,039
Distribution Plan expenses
Class A	118,886
Class B	673,213
Class C	106,655
Administrative services fee	119,531
Transfer agent fees	196,568
Trustees' fees and expenses	2,936
Printing and postage expenses	39,021
Custodian and accounting fees	33,473
Registration and filing fees	60,420
Professional fees	18,765
Interest expense	9
Other	8,034

Total expenses	2,141,550
Less: Expense reductions	(575)
Expense reimbursements	(735)

Net expenses	2,140,240

Net investment income	1,841,845

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	7,534,208
Futures contracts	(34,630)

Net realized gains on securities and futures contracts	7,499,578
Net change in unrealized gains or losses on securities and futures contracts	(1,920,444)

Net realized and unrealized gains or losses on securities and futures contracts	5,579,134

Net increase in net assets resulting from operations	$7,420,979

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended October31,

	2004		2003

Operations
Net investment income		$ 1,841,845		$ 1,908,135
Net realized gains or losses on securities
and futures contracts		7,499,578		(6,845,520)
Net change in unrealized gains or losses
on securities and futures contracts		(1,920,444)		19,849,397

Net increase in net assets resulting
from operations		7,420,979		14,912,012

Distributions to shareholders from
Net investment income
Class A		(829,444)		(670,420)
Class B		(842,169)		(1,056,949)
Class C		(137,173)		(176,793)
Class I		(47,022)		(55,287)

Total distributions to shareholders		(1,855,808)		(1,959,449)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	129,542	2,004,621	89,050	1,236,779
Class B	41,075	630,663	98,417	1,384,890
Class C	29,011	446,791	52,817	723,732
Class I	1,260	19,696	7,244	98,870

		3,101,771		3,444,271

Net asset value of shares issued in
reinvestment of distributions
Class A	47,785	740,963	42,644	603,672
Class B	42,182	652,843	59,768	840,809
Class C	6,693	103,503	9,393	131,775
Class I	2,318	36,024	2,240	31,837

		1,533,333		1,608,093

Automatic conversion of Class B shares
to Class A shares
Class A	1,072,668	16,582,307	311,211	4,329,066
Class B	(1,074,769)	(16,582,307)	(312,041)	(4,329,066)

		0		0

Payment for shares redeemed
Class A	(623,264)	(9,630,118)	(611,638)	(8,601,993)
Class B	(1,306,445)	(20,212,484)	(1,409,505)	(19,749,925)
Class C	(218,561)	(3,369,002)	(466,617)	(6,564,019)
Class I	(47,195)	(728,120)	(86,299)	(1,211,867)

		(33,939,724)		(36,127,804)

Net decrease in net assets resulting
from capital share transactions		(29,304,620)		(31,075,440)

Total decrease in net assets		(23,739,449)		(18,122,877)
Net assets
Beginning of period		131,336,562		149,459,439

End of period		$ 107,597,113		$ 131,336,562

Undistributed net investment income		$ 118,626		$ 134,554

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Tax Strategic Foundation Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imper-

NOTES TO FINANCIAL STATEMENTS continued

fect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.40% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee, which started at 0.75% and declined to 0.60% as the Fund's average daily net assets increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $735.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2004, EIS received $207 from the sale of Class A shares and $30,102 and $108 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $32,588,499 and $64,787,043, respectively, for the year ended October 31, 2004.

At October 31, 2004, the Fund had open futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	October 31, 2004	Gain

December 2004	4 S&P 500	$ 224,400	$ 226,047	$ 1,647

During the year ended October 31, 2004, the Fund loaned securities to certain brokers. During the year ended October 31, 2004, the Fund earned $372 in income from securities lending which is included in dividend income on the Statement of Operations. As of October 31, 2004, the Fund had no securities on loan.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $88,160,099. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,295,661 and $193,611, respectively, with a net unrealized appreciation of $19,102,050.

As of October 31, 2004, the Fund had $2,782,201 in capital loss carryovers for federal income tax purposes expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Exempt-Interest Income	Appreciation	Carryover

$ 118,626	$ 19,102,050	$ 2,782,201

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended October 31,

	2004	2003

Ordinary Income	$ 516,314	$ 471,052
Exempt-Interest Income	1,339,494	1,488,397

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended October 31, 2004, the Fund had average borrowings outstanding of $544 at a rate of 1.58% and paid interest of $9.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

At a meeting of the Board of Trustees held on December 8-9, 2004, the Trustees of the Fund approved a Plan of Reorganization (the "Plan"). Under the Plan, Evergreen Balanced Fund, a series of Evergreen Equity Trust, will acquire the assets and assume the liabilities of the Fund in an exchange for shares of Evergreen Balanced Fund.

A special meeting of shareholders of the Fund will be held on April 1, 2005 to consider and vote on the Plan. On or about February 18, 2005, materials for this meeting will be mailed to shareholders of record on January 14, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Tax Strategic Foundation Fund, a series of Evergreen Equity Trust, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Tax Strategic Foundation Fund, as of October 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 10, 2004

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended October 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 72.18% ..

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended October 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2004, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564351 rv2 12/2004

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564351 rv2 12/2004

Evergreen Technology Fund

Evergreen

TECHNOLOGY FUND

Annual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Technology Fund, which covers the twelvemonth period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest

1

LETTER TO SHAREHOLDERS continued

rate volatility had begun to settle down at the onset of the investment period.

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served

2

LETTER TO SHAREHOLDERS continued

to enhance the total return potential for foreign investments after adjusting for currency translation.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

John L. Rutledge

Large Cap Core Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	ETCAX	ETCBX	ETCCX	ETCYX

Average annual return*

1-year with sales charge	-8.91%	-8.89%	-4.89%	N/A

1-year w/o sales charge	-3.32%	-4.10%	-3.93%	-3.11%

Since portfolio inception	-11.59%	-11.55%	-11.18%	-10.26%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Technology Fund Class A shares, versus a similar investment in the Merrill Lynch 100 Technology Index1 (ML 100 Technology), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The ML 100 Technology and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned -3.32% for the twelve-month period ended October 31, 2004, excluding any applicable sales charges. During the same period, the Merrill Lynch 100 Technology Index1 (ML 100 Technology) returned 0.23% and the Standard & Poor's 500 Index (S&P 500) returned 9.42% .

The market momentum for technology stocks paused during the twelve-month period ended October 31, 2004, as investors digested the gains in stock prices from the robust recovery rally of 2003. During the fiscal period, we avoided the highly volatile "high beta" stocks that had been the strongest performers in the previous rally and emphasized fundamentally sound companies with strong growth fundamentals within their respective industry groups. We overweighted the software industry and also looked for specific themes, such as companies that provide security software to guard against computer worms or viruses.

The emphasis on software companies and the overweight in information technology services companies helped performance relative to the indices. Major contributors included Symantec Corporation, a leading producer of security software for computers and networks; AutoDesk, a supplier of computer-aided design programs used by the manufacturing industry; and Amdocs, which provides automated billing systems for wireless communications service companies.

Detracting from performance relative to the indices was the overweight position in the computer hardware industry and stock selection within that industry. Hewlett-Packard, whose stock price declined by 15% after it reported disappointing quarterly earnings results, was a major disappointment.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,021.02	$ 8.33
Class B	$ 1,000.00	$ 1,016.27	$ 11.86
Class C	$ 1,000.00	$ 1,018.12	$ 11.87
Class I	$ 1,000.00	$ 1,022.49	$ 6.81
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.89	$ 8.31
Class B	$ 1,000.00	$ 1,013.37	$ 11.84
Class C	$ 1,000.00	$ 1,013.37	$ 11.84
Class I	$ 1,000.00	$ 1,018.40	$ 6.80

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.64% for Class A, 2.34% for Class B, 2.34% for Class C and 1.34% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1,2]

Net asset value, beginning of period	$ 6.03	$ 4.62	$ 6.30	$ 9.97	$10.00

Income from investment operations
Net investment loss	(0.10)	(0.12)	(0.13)	(0.15)	(0.10)
Net realized and unrealized gains or losses on securities	(0.10)	1.53	(1.55)	(3.52)	0.07 [3]

Total from investment operations	(0.20)	1.41	(1.68)	(3.67)	(0.03)

Net asset value, end of period	$ 5.83	$ 6.03	$ 4.62	$ 6.30	$ 9.97

Total return [4]	(3.32%)	30.52%	(26.67%)	(36.81%)	(0.30%)

Ratios and supplemental data
Net assets, end of period (thousands)	$7,315	$6,170	$5,267	$4,732	$4,645
Ratios to average net assets
Expenses [5]	2.09%	2.80%	2.69%	2.53%	1.72% [6]
Net investment loss	(1.74%)	(2.35%)	(2.34%)	(1.96%)	(1.19%) [6]
Portfolio turnover rate	112%	202%	214%	368%	185%

1 Net investment loss per share is based on average shares outstanding during the period.

2 For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1,2]

Net asset value, beginning of period	$ 5.86	$ 4.52	$ 6.22	$ 9.90	$10.00

Income from investment operations
Net investment loss	(0.14)	(0.15)	(0.18)	(0.20)	(0.19)
Net realized and unrealized gains or losses on securities	(0.10)	1.49	(1.52)	(3.48)	0.09 [3]

Total from investment operations	(0.24)	1.34	(1.70)	(3.68)	(0.10)

Net asset value, end of period	$ 5.62	$ 5.86	$ 4.52	$ 6.22	$ 9.90

Total return [4]	(4.10%)	29.65%	(27.33%)	(37.17%)	(1.00%)

Ratios and supplemental data
Net assets, end of period (thousands)	$4,475	$4,593	$2,887	$7,049	$7,664
Ratios to average net assets
Expenses [5]	2.82%	3.51%	3.36%	3.28%	2.49% [6]
Net investment loss	(2.47%)	(3.09%)	(3.00%)	(2.72%)	(1.96%) [6]
Portfolio turnover rate	112%	202%	214%	368%	185%

1 Net investment loss per share is based on average shares outstanding during the period.

2 For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1,2]

Net asset value, beginning of period	$ 5.85	$ 4.51	$ 6.22	$ 9.91	$10.00

Income from investment operations
Net investment loss	(0.14)	(0.15)	(0.18)	(0.20)	(0.15)
Net realized and unrealized gains or losses on securities	(0.09)	1.49	(1.53)	(3.49)	0.06 [3]

Total from investment operations	(0.23)	1.34	(1.71)	(3.69)	(0.09)

Net asset value, end of period	$ 5.62	$ 5.85	$ 4.51	$ 6.22	$ 9.91

Total return [4]	(3.93%)	29.71%	(27.49%)	(37.24%)	(0.90%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,237	$2,332	$1,470	$1,902	$1,798
Ratios to average net assets
Expenses [5]	2.83%	3.51%	3.41%	3.28%	2.47% [6]
Net investment loss	(2.48%)	(3.09%)	(3.05%)	(2.71%)	(1.88%) [6]
Portfolio turnover rate	112%	202%	214%	368%	185%

1 Net investment loss per share is based on average shares outstanding during the period.

2 For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001 [2]	2000 [2,3]

Net asset value, beginning of period	$ 6.10	$ 4.65	$ 6.34	$10.00	$10.00

Income from investment operations
Net investment loss	(0.09)	(0.11)	(0.12)	(0.13)	(0.10)
Net realized and unrealized gains or losses on securities	(0.10)	1.56	(1.57)	(3.53)	0.10 [4]

Total from investment operations	(0.19)	1.45	(1.69)	(3.66)	0

Net asset value, end of period	$ 5.91	$ 6.10	$ 4.65	$ 6.34	$10.00

Total return	(3.11%)	31.18%	(26.66%)	(36.60%)	0.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,594	$1,087	$ 352	$ 371	$ 217
Ratios to average net assets
Expenses [5]	1.82%	2.50%	2.44%	2.30%	1.49% [6]
Net investment loss	(1.47%)	(2.11%)	(2.08%)	(1.74%)	(0.99%) [6]
Portfolio turnover rate	112%	202%	214%	368%	185%

1 Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

2 Net investment loss per share is based on average shares outstanding during the period.

3 For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

4 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2004

	Shares	Value

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 3.0%
Internet & Catalog Retail 3.0%
Amazon.com, Inc. *	5,000	$170,650
eBay, Inc. *	3,000	292,830

		463,480

INDUSTRIALS 5.9%
Aerospace & Defense 5.1%
L-3 Communications Holdings, Inc. (p)	12,000	791,160

Commercial Services & Supplies 0.8%
Cendant Corp.	6,000	123,540

INFORMATION TECHNOLOGY 87.1%
Communications Equipment 15.9%
Cisco Systems, Inc. *	30,000	576,300
Corning, Inc. *	46,000	526,700
Lucent Technologies, Inc. * (p)	70,000	248,500
Motorola, Inc.	22,000	379,720
Nokia Corp., ADR	11,000	169,620
QUALCOMM, Inc.	14,000	585,340

		2,486,180

Computers & Peripherals 19.0%
Dell, Inc. *	6,000	210,360
EMC Corp. *	40,000	514,800
Hewlett-Packard Co.	32,000	597,120
International Business Machines Corp.	10,000	897,500
Lexmark International, Inc., Class A *	9,000	747,990

		2,967,770

Electronic Equipment & Instruments 4.3%
Amphenol Corp., Class A *	14,000	480,620
Flextronics International, Ltd. *	16,000	192,800

		673,420

IT Services 11.6%
Accenture, Ltd., Class A *	22,000	532,620
Affiliated Computer Services, Inc., Class A * (p)	9,497	518,062
Cognizant Technology Solutions Corp., Class A *	10,000	340,000
First Data Corp.	4,000	165,120
Infosys Technologies, Ltd. (p)	4,000	266,000

		1,821,802

Semiconductors & Semiconductor Equipment15.4%
Altera Corp. *	8,000	181,840
Analog Devices, Inc.	4,000	161,040
Applied Materials, Inc. *	15,000	241,500
Intel Corp.	34,000	756,840
KLA-Tencor Corp. *	5,000	227,650

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Marvell Technology Group, Ltd. *	6,000	$171,420
Microchip Technology, Inc.	10,000	302,500
National Semiconductor Corp. *	10,000	167,000
Texas Instruments, Inc.	8,000	195,600

		2,405,390

Software 20.9%
Amdocs, Ltd. *	30,000	754,500
Autodesk, Inc.	13,083	690,128
Check Point Software Technologies, Ltd. *	10,000	226,210
Microsoft Corp.	26,000	727,740
Oracle Corp. *	14,000	177,240
Symantec Corp. *	12,000	683,280

		3,259,098

Total Common Stocks (cost $12,922,044)		14,991,840

SHORT-TERM INVESTMENTS 13.1%
MUTUAL FUND SHARES 13.1%
Evergreen Institutional U.S. Government Money Market Fund ø	287,245	287,245
Navigator Prime Portfolio (pp)	1,767,584	1,767,584

Total Short-Term Investments (cost $2,054,829)		2,054,829

Total Investments (cost $14,976,873) 109.1%		17,046,669
Other Assets and Liabilities (9.1%)		(1,425,856)

Net Assets 100.0%		$15,620,813

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by industry as of October 31, 2004:

Software	21.7%
Computers & Peripherals	19.8%
Communications Equipment	16.6%
Semiconductors & Semiconductor Equipment	16.0%
IT Services	12.2%
Aerospace & Defense	5.3%
Electronic Equipment & Instruments	4.5%
Internet & Catalog Retail	3.1%
Commercial Services & Supplies	0.8%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $14,976,873) including
$1,714,621 of securities loaned	$17,046,669
Receivable for securities sold	346,192
Receivable for Fund shares sold	5,645
Dividends receivable	1,185
Receivable for securities lending income	128
Prepaid expenses and other assets	16,467

Total assets	17,416,286

Liabilities
Payable for Fund shares redeemed	10,741
Payable for securities on loan	1,767,584
Advisory fee payable	179
Distribution Plan expenses payable	731
Due to other related parties	555
Accrued expenses and other liabilities	15,683

Total liabilities	1,795,473

Net assets	$15,620,813

Net assets represented by
Paid-in capital	$24,356,515
Undistributed net investment loss	(56)
Accumulated net realized losses on securities	(10,805,442)
Net unrealized gains on securities	2,069,796

Total net assets	$15,620,813

Net assets consists of
Class A	$7,315,228
Class B	4,474,970
Class C	2,236,591
Class I	1,594,024

Total net assets	$15,620,813

Shares outstanding
Class A	1,255,082
Class B	795,874
Class C	398,250
Class I	269,732

Net asset value per share
Class A	$5.83
Class A - Offering price (based on sales charge of 5.75%)	$6.19
Class B	$5.62
Class C	$5.62
Class I	$5.91

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $2,042)	$52,203
Income from affiliate	4,423

Total investment income	56,626

Expenses
Advisory fee	148,939
Distribution Plan expenses
Class A	22,275
Class B	47,033
Class C	24,811
Administrative services fee	16,162
Transfer agent fees	95,463
Trustees' fees and expenses	204
Printing and postage expenses	29,657
Custodian and accounting fees	4,462
Registration and filing fees	47,065
Professional fees	20,000
Other	2,527

Total expenses	458,598
Less: Expense reductions	(69)
Fee waivers and expense reimbursements	(71,875)

Net expenses	386,654

Net investmment loss	(330,028)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	381,530
Net change in unrealized gains or losses on securities	(911,514)

Net realized and unrealized gains or losses on securities	(529,984)

Net decrease in net assets resulting from operations	$(860,012)

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2004		2003

Operations
Net investment loss		$(330,028)		$(311,041)
Net realized gains on securities		381,530		443,396
Net change in unrealized gains or losses
on securities		(911,514)		3,202,216

Net increase (decrease) in net assets
resulting from operations		(860,012)		3,334,571

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	694,433	4,232,084	3,289,604	16,148,323
Class B	211,259	1,244,536	369,872	1,821,780
Class C	152,201	905,214	301,766	1,475,750
Class I	717,346	4,406,509	456,421	2,462,722

		10,788,343		21,908,575

Automatic conversion of Class B shares
to Class A shares
Class A	17,269	104,068	8,610	42,115
Class B	(17,829)	(104,068)	(8,817)	(42,115)

		0		0

Payment for shares redeemed
Class A	(479,157)	(2,821,495)	(3,416,551)	(16,905,767)
Class B	(181,025)	(1,030,954)	(216,648)	(1,064,671)
Class C	(152,337)	(866,740)	(229,043)	(1,103,745)
Class I	(625,800)	(3,770,489)	(353,803)	(1,962,353)

		(8,489,678)		(21,036,536)

Net increase in net assets resulting
from capital share transactions		2,298,665		872,039

Total increase in net assets		1,438,653		4,206,610
Net assets
Beginning of period		14,182,160		9,975,550

End of period		$15,620,813		$14,182,160

Undistributed net investment loss		$(56)		$(27)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Technology Fund (the "Fund") is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

16

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.95% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2004, EIMC waived its fee in the amount of $71,540 and reimbursed expenses relating to Class A shares in the amount of $335 which represents 0.44% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of October 31, 2004, the Fund had $74,655 in advisory fee waivers subject to recoupment.

17

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.59% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2004, the Fund paid brokerage commissions of $1,010 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2004, EIS received $405 from the sale of Class A shares and $9,427 and $621 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $19,254,153 and $17,654,867, respectively, for the year ended October 31, 2004.

During the year ended October 31, 2004, the Fund loaned securities to certain brokers. At October 31, 2004, the value of securities on loan and the value of collateral amounted to $1,714,621 and $1,767,584, respectively. During the year ended October 31, 2004, the Fund earned $2,277 in income from securities lending which is included in dividend income on the Statement of Operations.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $15,124,776. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,454,255 and $532,362, respectively, with a net unrealized appreciation of $1,921,893.

18

NOTES TO FINANCIAL STATEMENTS continued

As of October 31, 2004, the Fund had $10,657,539 in capital loss carryovers for federal income tax purposes with $194,064 expiring in 2008, $7,848,521 expiring in 2009 and $2,614,954 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$56	$1,921,893	$10,657,539

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2004, the Fund had no borrowings under this agreement.

19

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account.

20

NOTES TO FINANCIAL STATEMENTS continued

Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

14. SUBSEQUENT EVENT

The Board of Trustees, at a meeting held on December 8 – 9, 2004, approved the liquidation of Class A, B, C and I shares of the Fund. Beginning at the close of business on November 26, 2004, shares of the Fund were no longer available for purchase by either new or existing shareholders, except that participants in self-directed, employer-sponsored retirement plans who were investing through automatic payroll deduction programs as of November 30, 2004, will be allowed to continue to invest in the Fund by means of automatic payroll deductions through January 31, 2005. The Fund intends to notify all existing shareholders in a letter dated January 7, 2005 that the Fund's Class A, B, C and I shares will liquidate on or about March 7, 2005.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Technology Fund, a series of Evergreen Equity Trust, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Technology Fund, as of October 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts December 10, 2004

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

564348 rv2 12/2004

Evergreen Utility and Telecommunications Fund

Evergreen

UTILITY AND TELECOMMUNICATIONS FUND

Annual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
5	P O RT F O L I O M A N A G E R C O M M E N TA RY
6	A B O U T Y O U R F U N D ' S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
11	S C H E D U L E O F I N V E S T M E N T S
15	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
16	S TAT E M E N T O F O P E R AT I O N S
17	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
18	N O T E S T O F I N A N C I A L S TAT E M E N T S
24	R E P O RT O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M
25	A D D I T I O N A L I N F O R M AT I O N
28	T R U S T E E S A N D O F F I C E R S

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Utility and Telecommunications Fund, which covers the twelve-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest rate volatility had begun to settle down at the onset of the investment period.

1

LETTER TO SHAREHOLDERS continued

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served to enhance the total return potential for foreign investments after adjusting for currency translation.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

M A N A G E M E N T   T E A M

Timothy P. O'Brien, CFA
Value Equity Team
Lead Manager

C U R R E N T   I N V E S T M E N T   S T Y L E

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

P E R F O R M A N C E   A N D   R E T U R N S

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

Average annual return*

1-year with sales charge	20.09%	21.69%	25.66%	N/A

1-year w/o sales charge	27.44%	26.69%	26.66%	27.76%

5-year	-1.78%	-1.63%	-1.32%	-0.33%

10-year	7.70%	7.53%	7.54%	8.61%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

L O N G - T E R M   G R O W T H

Comparison of a $10,000 investment in the Evergreen Utility and Telecommunications Fund Class A shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's Utility Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and the S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 27.44% for the twelve-month period ended October 31, 2004, excluding any applicable sales charges. During the same period, the Standard & Poor's 500 Index (S&P 500) returned 9.42% and the Standard & Poor's Utility Index (S&P Utilities) returned 19.41% .

The climate for investments in utility and telecommunications companies substantially improved during the twelve-month period ended October 31, 2004, and company stocks tended to post strong performance. Corporate balance sheets were generally in good shape, and utilities had stable capital budgets. Companies were able to generate more free cash flow and return excess capital to shareholders through higher dividends and share purchases.

The fund outperformed its benchmark indices as it continued to focus on companies that had restructured themselves and begun to show improvement, as well as on companies that had the ability to raise dividends.

Individual investments that supported performance included energy-related utilities such as TXU Corp., FirstEnergy Corp., Exelon Corp and Southwestern Energy. In addition, wireless communications service providers such as AT&T Wireless, Alamosa PCA, Western Wireless and Nextel Partners also supported performance.

While there were no major loss positions for the fund, investments that detracted from fund performance included Dominion Energy and Leap Wireless.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,137.92	$ 5.97
Class B	$ 1,000.00	$ 1,135.11	$ 9.77
Class C	$ 1,000.00	$ 1,134.94	$ 9.71
Class I	$ 1,000.00	$ 1,139.39	$ 4.30
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.56	$ 5.63
Class B	$ 1,000.00	$ 1,015.99	$ 9.22
Class C	$ 1,000.00	$ 1,016.04	$ 9.17
Class I	$ 1,000.00	$ 1,021.11	$ 4.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.11% for Class A, 1.82% for Class B, 1.81% for Class C and 0.80% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,
						Year Ended
CLASS A	2004	2003	2002	2001	2000 [1]	July 31, 2000

Net asset value, beginning of period	$ 7.67	$ 6.40	$ 8.66	$ 14.69	$ 13.96	$ 12.85

Income from investment operations
Net investment income	0.21	0.17	0.25	0.40	0.09	0.35
Net realized and unrealized gains or losses on
securities and foreigncurrency related transactions	1.87	1.27	(2.26)	(5.00)	0.72	2.29

Total from investment operations	2.08	1.44	(2.01)	(4.60)	0.81	2.64

Distributions to shareholders from
Net investment income	(0.21)	(0.17)	(0.25)	(0.38)	(0.08)	(0.35)
Net realized gains	0	0	0	(1.05)	0	(1.18)

Total distributions to shareholders	(0.21)	(0.17)	(0.25)	(1.43)	(0.08)	(1.53)

Net asset value, end of period	$ 9.54	$ 7.67	$ 6.40	$ 8.66	$ 14.69	$ 13.96

Total return [2]	27.44%	22.99%	(23.57%)	(34.00%)	5.76%	21.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$195,751	$164,414	$143,567	$218,603	$327,067	$299,675
Ratios to average net assets
Expenses [3]	1.32%	1.58%	1.16%	1.10%	1.09% [4]	1.06%
Net investment income	2.43%	2.55%	3.26%	3.20%	2.50% [4]	2.41%
Portfolio turnover rate	49%	177%	304%	83%	28%	66%

1 For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,
						Year Ended
CLASS B	2004	2003	2002	2001	2000 [1]	July 31, 2000

Net asset value, beginning of period	$ 7.67	$ 6.40	$ 8.67	$ 14.70	$ 13.97	$ 12.86

Income from investment operations
Net investment income	0.15	0.12	0.19	0.29	0.06	0.24
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	1.88	1.27	(2.27)	(4.97)	0.72	2.29

Total from investment operations	2.03	1.39	(2.08)	(4.68)	0.78	2.53

Distributions to shareholders from
Net investment income	(0.15)	(0.12)	(0.19)	(0.30)	(0.05)	(0.24)
Net realized gains	0	0	0	(1.05)	0	(1.18)

Total distributions to shareholders	(0.15)	(0.12)	(0.19)	(1.35)	(0.05)	(1.42)

Net asset value, end of period	$ 9.55	$ 7.67	$ 6.40	$ 8.67	$ 14.70	$ 13.97
Total return [2]	26.69%	22.09%	(24.22%)	(34.47%)	5.56%	20.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,169	$58,975	$59,748	$125,540	$157,985	$110,460
Ratios to average net assets
Expenses [3]	2.03%	2.30%	1.90%	1.85%	1.84% [4]	1.80%
Net investment income	1.73%	1.87%	2.53%	2.45%	1.71% [4]	1.76%
Portfolio turnover rate	49%	177%	304%	83%	28%	66%

1 For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,					Year Ended
CLASS C	2004	2003	2002	2001	2000 [1]	July 31, 2000

Net asset value, beginning of period	$ 7.68	$ 6.41	$ 8.67	$ 14.71	$ 13.98	$12.86

Income from investment operations
Net investment income	0.15	0.13	0.19	0.29	0.06	0.24
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.88	1.26	(2.26)	(4.98)	0.72	2.30

Total from investment operations	2.03	1.39	(2.07)	(4.69)	0.78	2.54

Distributions to shareholders from
Net investment income	(0.15)	(0.12)	(0.19)	(0.30)	(0.05)	(0.24)

Net realized gains	0	0	0	(1.05)	0	(1.18)

Total distributions to shareholders	(0.15)	(0.12)	(0.19)	(1.35)	(0.05)	(1.42)

Net asset value, end of period	$ 9.56	$ 7.68	$ 6.41	$ 8.67	$ 14.71	$13.98

Total return [2]	26.66%	22.07%	(24.11%)	(34.52%)	5.55%	20.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,168	$11,831	$8,368	$12,853	$14,497	$9,589
Ratios to average net assets
Expenses [3]	2.03%	2.30%	1.91%	1.85%	1.84% [4]	1.82%
Net investment income	1.72%	1.80%	2.52%	2.45%	1.71% [4]	1.77%
Portfolio turnover rate	49%	177%	304%	83%	28%	66%

1 For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,					Year Ended
CLASS I [1]	2004 [2]	2003	2002	2001	2000 [3]	July 31, 2000

Net asset value, beginning of period	$ 7.68	$ 6.40	$ 8.66	$14.69	$13.96	$12.86

Income from investment operations
Net investment income	0.22	0.20	0.28	0.45	0.10	0.38
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.88	1.27	(2.27)	(5.02)	0.71	2.28

Total from investment operations	2.10	1.47	(1.99)	(4.57)	0.81	2.66

Distributions to shareholders from
Net investment income	(0.23)	(0.19)	(0.27)	(0.41)	(0.08)	(0.38)

Net realized gains	0	0	0	(1.05)	0	(1.18)

Total distributions to shareholders	(0.23)	(0.19)	(0.27)	(1.46)	(0.08)	(1.56)

Net asset value, end of period	$ 9.55	$ 7.68	$ 6.40	$ 8.66	$14.69	$13.96

Total return	27.76%	23.49%	(23.38%)	(33.84%)	5.82%	21.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,367	$ 689	$ 637	$1,135	$2,634	$2,630
Ratios to average net assets
Expenses [4]	0.98%	1.30%	0.91%	0.84%	0.84% [5]	0.79%
Net investment income	2.57%	2.86%	3.53%	3.46%	2.76% [5]	2.78%
Portfolio turnover rate	49%	177%	304%	83%	28%	66%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
2 Net investment income is based on average shares outstanding during the period.
3 For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2004

	Shares	Value

COMMON STOCKS 79.9%
ENERGY 8.9%
Oil & Gas 8.9%
Canadian Superior Energy, Inc. * (p)	200,000	$386,000
Crosstex Energy, Inc. (p)	150,500	6,321,000
Kinder Morgan, Inc	70,000	4,505,900
Southwestern Energy Co. *	225,000	10,336,500
Whiting Petroleum Corp. *	85,000	2,522,800

		24,072,200

FINANCIALS 3.1%
Real Estate 3.1%
Eagle Hospitality Properties Trust Inc. REIT * (p)	375,000	3,562,500
Global Signal, Inc. REIT	200,000	4,760,000

		8,322,500

INDUSTRIALS 2.5%
Commercial Services & Supplies 2.5%
Adesa, Inc	340,000	6,851,000

INFORMATION TECHNOLOGY 0.3%
Communications Equipment 0.3%
Motorola, Inc	50,000	863,000

TELECOMMUNICATION SERVICES 17.6%
Diversified Telecommunication Services 9.3%
ALLTEL Corp. (p)	55,000	2,788,500
BellSouth Corp	190,000	5,067,300
SBC Communications, Inc	210,000	5,304,600
Verizon Communications, Inc	310,000	12,121,000

		25,281,400

Wireless Telecommunication Services 8.3%
Alamosa Holdings, Inc. * (p)	320,000	3,211,200
Bouygues SA	50,000	1,968,291
Centennial Communications Corp., Class A (p)	563,000	3,513,120
Leap Wireless International, Inc. * (p)	150,000	3,022,500
mm02 plc *	2,600,000	5,020,382
Nextel Partners, Inc., Class A * (p)	100,000	1,684,000
Western Wireless Corp., Class A *	137,500	4,006,750

		22,426,243

UTILITIES 47.5%
Electric Utilities 26.9%
Allete, Inc	113,333	3,851,056
American Electric Power Co., Inc	75,000	2,469,750
E.ON AG	100,000	8,130,672
Enel SpA	131,692	1,190,276
Entergy Corp	110,000	7,189,600
Exelon Corp	230,000	9,112,600

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
FirstEnergy Corp	200,000	$8,266,000
FPL Group, Inc	40,000	2,756,000
Maine & Maritimes Corp	34,500	990,150
MGE Energy, Inc. (p)	35,000	1,109,150
PG&E Corp. *	200,000	6,408,000
TERNA SpA	1,000,000	2,434,867
TXU Corp. (p)	150,000	9,183,000
Weststar Energy, Inc	160,000	3,352,000
Wisconsin Energy Corp	200,000	6,528,000

		72,971,121

Gas Utilities 5.4%
Energen Corp	110,000	5,915,800
UGI Corp	225,000	8,691,750

		14,607,550

Multi-Utilities & Unregulated Power 12.6%
Aquila, Inc. *	20,000	63,400
Constellation Energy Group, Inc	100,000	4,062,000
Dominion Resources, Inc	110,000	7,075,200
Equitable Resources, Inc	65,000	3,594,500
MDU Resources Group, Inc	230,000	5,899,500
ONEOK, Inc	200,000	5,364,000
Public Service Enterprise Group, Inc	125,000	5,323,750
SCANA Corp. (p)	80,000	2,968,000

		34,350,350

Water Utilities 2.6%
Aqua America, Inc. (p)	230,000	5,027,800
Pennichuck Corp	34,000	831,980
Southwest Water Co. (p)	95,000	1,221,225

		7,081,005

Total Common Stocks (cost $152,608,175)		216,826,369

CONVERTIBLE PREFERRED STOCKS 6.3%
UTILITIES 6.3%
Electric Utilities 4.2%
Cinergy Corp., 9.50%, 02/16/2005 (p)	100,000	6,162,000
CMS Energy Corp., 4.50%, 12/31/2049 144A	40,000	2,350,000
EIX Trust I, Ser. A, 7.88%, 07/26/2029	20,000	508,600
EIX Trust II, Ser. B, 8.60%, 10/29/2029 (p)	10,000	254,700
FPL Group, Inc., 8.00%, 02/16/2006	40,000	2,270,000

		11,545,300

Gas Utilities 2.1%
Sempra Energy, 8.50%, 05/17/2005	200,000	5,706,000

Total Convertible Preferred Stocks (cost $15,477,902)		17,251,300

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Shares	Value

PREFERRED STOCKS 1.6%
UTILITIES 1.6%
Multi-Utilities & Unregulated Power 1.6%
Aquila, Inc.:
6.75%, 09/15/2007	2,375	$73,625
7.875%, 03/01/2032 (p)	178,400	4,176,344

Total Preferred Stocks (cost $2,592,097)		4,249,969

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 8.1%
ENERGY 1.8%
Oil & Gas 1.8%
McMoran Exploration Co., 6.00%, 07/02/2008	$ 3,950,000	4,986,875

TELECOMMUNICATION SERVICES 2.9%
Wireless Telecommunication Services 2.9%
Western Wireless Corp., 4.625%, 06/15/2023	3,700,000	7,811,625

UTILITIES 3.4%
Electric Utilities 2.4%
CenterPoint Energy, Inc., 3.75%, 05/15/2023	2,600,000	2,853,500
Xcel Energy, Inc., 7.50%, 11/21/2007(p)	2,500,000	3,734,375

		6,587,875

Multi-Utilities & Unregulated Power 1.0%
Dominion Resources, Inc., 2.125%, 12/15/2023	2,500,000	2,540,625

Total Convertible Debentures (cost $16,507,112)		21,927,000

CORPORATE BONDS 0.5%
CONSUMER DISCRETIONARY 0.5%
Media 0.5%
RCN Corp., 12.50%, 06/30/2008 (cost $1,108,410) (h) +	1,210,609	1,240,874

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013 (cost $0) (h) +*	150,000	0

SHORT-TERM INVESTMENTS 13.5%
MUTUAL FUND SHARES 13.5%
Evergreen Institutional Money Market Fund ø	9,311,488	9,311,488
Navigator Prime Portfolio (pp)	27,420,032	27,420,032

Total Short-Term Investments (cost $36,731,520)		36,731,520

Total Investments (cost $225,025,216) 109.9%		298,227,032
Other Assets and Liabilities (9.9%)		(26,772,086)

Net Assets 100.0%		$271,454,946

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2004

(p)	All or a portion of this security is on loan.
*	Non-income producing security
144A	This security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise noted, this security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

REIT   Real Estate Investment Trust

The following table shows the percent of total long term investments by industry as of October 31, 2004:

Electric Utilities	34.8%
Multi-Utilities & Unregulated Power	15.7%
Wireless Telecommunications Services	11.6%
Oil & Gas	11.1%
Diversified Telecommunications Services	9.7%
Gas Utilities	7.8%
Real Estate	3.2%
Water Utilities	2.7%
Commercial Services & Supplies	2.6%
Media	0.5%
Communications Equipment	0.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $225,025,216)
including $26,695,337 of securities loaned	$298,227,032
Receivable for Fund shares sold	177,284
Dividends and interest receivable	825,203
Receivable for securities lending income	812
Prepaid expenses and other assets	10,512

Total assets	299,240,843

Liabilities
Dividends payable	34,717
Payable for Fund shares redeemed	244,350
Payable for securities on loan	27,420,032
Advisory fee payable	2,659
Distribution Plan expenses payable	10,783
Due to other related parties	16,786
Accrued expenses and other liabilities	56,570

Total liabilities	27,785,897

Net assets	$271,454,946

Net assets represented by
Paid-in capital	$395,906,448
Overdistributed net investment income	(45,512)
Accumulated net realized losses on securities and foreign currency related transactions	(197,609,096)
Net unrealized gains on securities and foreign currency related transactions	73,203,106

Total net assets	$271,454,946

Net assets consists of
Class A	$195,751,037
Class B	60,168,932
Class C	13,168,226
Class I	2,366,751

Total net assets	$271,454,946

Shares outstanding
Class A	20,513,279
Class B	6,301,570
Class C	1,378,123
Class I	247,729

Net asset value per share
Class A	$9.54
Class A - Offering price (based on sales charge of 5.75%)	$10.12
Class B	$9.55
Class C	$9.56
Class I	$9.55

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $162,381)	$8,279,866
Interest	987,717

Total investment income	9,267,583

Expenses
Advisory fee	1,038,021
Distribution Plan expenses
Class A	522,941
Class B	595,036
Class C	123,479
Administrative services fee	246,985
Transfer agent fees	1,470,297
Trustees' fees and expenses	4,277
Printing and postage expenses	76,728
Custodian and accounting fees	68,030
Registration and filing fees	41,957
Professional fees	21,649
Other	5,799

Total expenses	4,215,199
Less: Expense reductions	(1,243)
Fee waivers and expense reimbursements	(444,073)

Net expenses	3,769,883

Net investment income	5,497,700

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	20,101,381
Foreign currency related transactions	(17,518)

Net realized gains on securities and foreign currency related transactions	20,083,863
Net change in unrealized gains or losses on securities and foreign currency
related transactions	34,439,551

Net realized and unrealized gains or losses on securities and foreign currency
related transactions	54,523,414

Net increase in net assets resulting from operations	$60,021,114

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2004		2003

Operations
Net investment income		$ 5,497,700		$ 5,102,868
Net realized gains on securities and
foreign currency related transactions		20,083,863		12,005,989
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		34,439,551		27,269,080

Net increase in net assets
resulting from operations		60,021,114		44,377,937

Distributions to shareholders from
Net investment income
Class A		(4,267,966)		(3,807,940)
Class B		(1,040,268)		(1,051,636)
Class C		(215,642)		(170,442)
Class I		(27,366)		(19,695)

Total distributions to shareholders		(5,551,242)		(5,049,713)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,844,008	16,140,890	2,962,647	20,149,112
Class B	370,325	3,207,296	446,704	3,000,761
Class C	394,586	3,372,147	769,741	5,381,550
Class I	204,900	1,822,245	127,692	877,920

		24,542,578		29,409,343

Net asset value of shares issued in
reinvestment of distributions
Class A	441,563	3,783,975	505,405	3,370,520
Class B	115,397	982,125	149,653	988,812
Class C	20,372	174,131	21,618	143,576
Class I	1,880	16,381	1,608	10,857

		4,956,612		4,513,765

Automatic conversion of Class B
shares to Class A shares
Class A	223,198	1,898,434	288,598	1,925,349
Class B	(223,110)	(1,898,434)	(288,504)	(1,925,349)

		0		0

Payment for shares redeemed
Class A	(3,438,320)	(28,950,838)	(4,741,479)	(31,894,753)
Class B	(1,647,847)	(14,117,530)	(1,949,794)	(12,962,120)
Class C	(577,757)	(4,935,603)	(555,965)	(3,826,900)
Class I	(48,809)	(418,138)	(139,065)	(979,081)

		(48,422,109)		(49,662,854)

Net decrease in net assets resulting
from capital share transactions		(18,922,919)		(15,739,746)

Total increase in net assets		35,546,953		23,588,478
Net assets
Beginning of period		235,907,993		212,319,515

End of period		$ 271,454,946		$ 235,907,993

Overdistributed net investment income		$ (45,512)		$ (62,212)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1 . O R G A N I Z AT I O N

Evergreen Utility and Telecommunications Fund (the "Fund") is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . S I G N I F I C A N T   A C C O U N T I N G   P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

18

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

19

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . A D V I S O RY   F E E   A N D   O T H E R   T R A N S A C T I O N S   W I T H   A F F I L I AT E S

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2004 EIMC waived its fee in the amount of $441,249 and reimbursed expenses relating to Class A shares in the amount of $2,824 which represents 0.18% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of October 31, 2004 the Fund had $566,872 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.59% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2004 the Fund paid brokerage commissions of $18,703 to Wachovia Securities, LLC.

20

NOTES TO FINANCIAL STATEMENTS continued

4 . D I S T R I B U T I O N   P L A N S

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2004, EIS received $5,931 from the sale of Class A shares and $942, $85,821 and $3,321 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5 . S E C U R I T I E S   T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities ) were $119,133,277 and $133,817,841, respectively, for the year ended October 31, 2004.

During the year ended October 31, 2004 the Fund loaned securities to certain brokers. At October 31, 2004, the value of securities on loan and the value of collateral amounted to $26,695,337 and $27,420,032, respectively. During the year ended October 31, 2004 the Fund earned $49,813 in income from securities lending which is included in dividend income on the Statement of Operations.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $226,613,682. The gross unrealized appreciation and depreciation on securities based on tax cost was $72,739,871 and $1,126,521, respectively, with a net unrealized appreciation of $71,613,350.

As of October 31, 2004, the Fund had $196,019,340 in capital loss carryovers for federal income tax purposes with $3,695,968 expiring in 2009 and $192,323,372 expiring in 2010.

6 . I N T E R F U N D   L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2004, the Fund did not participate in the interfund lending program.

7 . D I S T R I B U T I O N S   T O   S H A R E H O L D E R S

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 45,512	$ 71,613,350	$ 196,019,340

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $5,551,242 and $5,049,713 of ordinary income for the years ended October 31, 2004 and October 31, 2003, respectively.

21

NOTES TO FINANCIAL STATEMENTS continued

8 . E X P E N S E   R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9 . D E F E R R E D   T R U S T E E S '   F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

1 0 . F I N A N C I N G   A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2004, the Fund had no borrowings under this agreement.

1 1 . C O N C E N T R AT I O N   O F   R I S K

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

1 2 . L I T I G AT I O N

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

1 3 . R E G U L AT O RY   M AT T E R S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the

22

NOTES TO FINANCIAL STATEMENTS continued

SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

1 4 . S U B S E Q U E N T   D I S T R I B U T I O N S

On November 30, 2004, the Fund declared distributions from net investment income to shareholders of record on November 29, 2004. The per share amounts payable on December 1, 2004 are as follows:

Net Investment Income

Class A	$0.0390
Class B	$0.0331
Class C	$0.0335
Class I	$0.0416

These distributions are not reflected in the accompanying financial statements.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Utility and Telecommunications Fund, a series of Evergreen Equity Trust, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Utility and Telecommunications Fund, as of October 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts December 10, 2004

24

ADDITIONAL INFORMATION (unaudited)

F E D E R A L   TA X   D I S T R I B U T I O N S

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended October 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2004, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564349 rv2 12/2004

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564349 rv2 12/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 4 series of the Registrant's annual financial statements for the fiscal years ended October 31, 2003 and October 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$63,009	$72,000
Audit-related fees (1)	6,439	0

Audit and audit-related fees	69,448	72,000
Tax fees (2)	7,246	750
All other fees	0	0

Total fees	$76,694	$72,750

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 12/29/2004